Note 17 - Common Stock and Additional Paid-in Capital (Details Textual) - USD ($) $ / shares in Units, $ in Thousands			2 Months Ended	12 Months Ended
	Jun. 14, 2024	Dec. 31, 2023	Jun. 14, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Nov. 30, 2021
Common Stock, Par or Stated Value Per Share (in dollars per share)				$ 0.0001
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance (in shares)				0
Treasury Stock, Shares, Acquired (in shares)				0	6,267,808
Treasury Stock, Value, Acquired, Cost Method					$ 60,000	$ 60,095
Common Stock, Shares, Issued (in shares)				130,958,943
Common Stock, Shares, Outstanding (in shares)				119,954,433
Dividends, Preferred Stock, Cash				$ 25,994	$ 31,068	$ 31,068
O 2021 Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.115
Dividends, Common Stock, Cash						$ 10,745
Common Stock Dividends, Shares (in shares)						274,939
O 2022 Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.615
Dividends, Common Stock, Cash						$ 57,479
Common Stock Dividends, Shares (in shares)						1,420,709
O 2022 Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.115
Dividends, Common Stock, Cash						$ 10,250
Common Stock Dividends, Shares (in shares)						330,961
O 2022 Q3 Dividends [Member]
Dividends, Common Stock, Cash						$ 10,006
Common Stock Dividends, Shares (in shares)						428,300
O 2022 Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.115
Dividends, Common Stock, Cash					$ 10,219
Common Stock Dividends, Shares (in shares)					384,177
O 2023 Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.115
Dividends, Common Stock, Cash					$ 10,043
Common Stock Dividends, Shares (in shares)					498,030
O 2023 Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.115
Dividends, Common Stock, Cash					$ 9,511
Common Stock Dividends, Shares (in shares)					380,399
O 2023 Q3 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.115
Dividends, Common Stock, Cash					$ 9,313
Common Stock Dividends, Shares (in shares)					479,714
O 2023 Q4 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.115
Dividends, Common Stock, Cash				$ 9,320
Common Stock Dividends, Shares (in shares)				420,178
O 2024 Q1 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.115
Dividends, Common Stock, Cash				$ 9,324
Common Stock Dividends, Shares (in shares)				369,223
O 2024 Q2 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.115
Dividends, Common Stock, Cash				$ 11,212
Common Stock Dividends, Shares (in shares)				185,758
O 2024 Q3 Dividends [Member]
Common Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.115
Dividends, Common Stock, Cash				$ 13,694
Common Stock Dividends, Shares (in shares)				6,251
Common Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)				1,579,810	2,340,720	3,053,309
Stock Repurchase Program, Authorized Amount							$ 150,000
Treasury Stock, Shares, Acquired (in shares)					0	0
Treasury Stock, Value, Acquired, Cost Method					$ 0	$ 0
Dividends, Preferred Stock, Cash				$ 0	$ 0	0
Preferred Stock [Member]
Stock Repurchase Program, Authorized Amount							$ 150,000
Common Stock Issued for the Services Agreement [Member]
Stock Issued During Period, Shares, New Issues (in shares)				598,400	598,400
Common Stock, Par or Stated Value Per Share (in dollars per share)		$ 0.0001		$ 0.0001	$ 0.0001
Common Stock Issued for Dividend Reinvestment Plan [Member]
Stock Issued During Period, Shares, New Issues (in shares)				981,410	1,742,320
Common Stock, Par or Stated Value Per Share (in dollars per share)		0.0001		$ 0.0001	$ 0.0001
Shares Issued, Price Per Share (in dollars per share)		$ 9.3669		$ 11.4704	$ 9.3669
Series E Preferred Stock [Member]
Preferred Stock, Shares Outstanding (in shares)	4,574,100		4,574,100
Preferred Stock, Dividend Rate, Percentage	8.875%		8.875%
Preferred Stock, Liquidation Preference Per Share (in dollars per share)	$ 25		$ 25
Redeemable Preferred Stock Dividends				$ 5,446	$ 0	0
Series E Preferred Stock [Member] | O 2021 Q4 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.554688
Series E Preferred Stock [Member] | O 2022 Q1 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.554688
Series E Preferred Stock [Member] | O 2022 Q2 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.554688
Series E Preferred Stock [Member] | O 2022 Q3 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.554688
Series E Preferred Stock [Member] | O 2022 Q4 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.554688
Series E Preferred Stock [Member] | O 2023 Q1 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.554688
Series E Preferred Stock [Member] | O 2023 Q2 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.554688
Series E Preferred Stock [Member] | O 2023 Q3 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.554688
Series E Preferred Stock [Member] | O 2023 Q4 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.554688
Series E Preferred Stock [Member] | O 2024 Q1 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.554688
Series E Preferred Stock [Member] | O 2024 Q2 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,537
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.554688
Series E Preferred Stock [Member] | O 2024 Q2 Dividends [Member] | Interest and Finance Costs [Member]
Dividends, Preferred Stock, Cash				$ 846
Series E Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)				0	0	0
Treasury Stock, Shares, Acquired (in shares)					0	0
Treasury Stock, Value, Acquired, Cost Method					$ 0	$ 0
Dividends, Preferred Stock, Cash				$ 0	0	0
Series B Preferred Stock [Member] | O 2021 Q4 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.476563
Series B Preferred Stock [Member] | O 2022 Q1 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.476563
Series B Preferred Stock [Member] | O 2022 Q2 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.476563
Series B Preferred Stock [Member] | O 2022 Q3 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.476563
Series B Preferred Stock [Member] | O 2022 Q4 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.476563
Series B Preferred Stock [Member] | O 2023 Q1 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.476563
Series B Preferred Stock [Member] | O 2023 Q2 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.476563
Series B Preferred Stock [Member] | O 2023 Q3 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.476563
Series B Preferred Stock [Member] | O 2023 Q4 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.476563
Series B Preferred Stock [Member] | O 2024 Q1 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.476563
Series B Preferred Stock [Member] | O 2024 Q2 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.476563
Series B Preferred Stock [Member] | O 2024 Q3 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 939
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.476563
Series B Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)				0	0	0
Treasury Stock, Shares, Acquired (in shares)					0	0
Treasury Stock, Value, Acquired, Cost Method					$ 0	$ 0
Dividends, Preferred Stock, Cash				$ 0	0	0
Series C Preferred Stock [Member] | O 2021 Q4 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.53125
Series C Preferred Stock [Member] | O 2022 Q1 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.53125
Series C Preferred Stock [Member] | O 2022 Q2 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.53125
Series C Preferred Stock [Member] | O 2022 Q3 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.53125
Series C Preferred Stock [Member] | O 2022 Q4 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.53125
Series C Preferred Stock [Member] | O 2023 Q1 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.53125
Series C Preferred Stock [Member] | O 2023 Q2 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.53125
Series C Preferred Stock [Member] | O 2023 Q3 Dividends [Member]
Dividends, Preferred Stock, Cash					$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)					$ 0.53125
Series C Preferred Stock [Member] | O 2023 Q4 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.53125
Series C Preferred Stock [Member] | O 2024 Q1 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.53125
Series C Preferred Stock [Member] | O 2024 Q2 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.53125
Series C Preferred Stock [Member] | O 2024 Q3 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,111
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.53125
Series C Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)				0	0	0
Treasury Stock, Shares, Acquired (in shares)					0	0
Treasury Stock, Value, Acquired, Cost Method					$ 0	$ 0
Dividends, Preferred Stock, Cash				$ 0	$ 0	0
Series D Preferred Stock [Member] | O 2021 Q4 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.546875
Series D Preferred Stock [Member] | O 2022 Q1 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.546875
Series D Preferred Stock [Member] | O 2022 Q2 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.546875
Series D Preferred Stock [Member] | O 2022 Q3 Dividends [Member]
Dividends, Preferred Stock, Cash						$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)						$ 0.546875
Series D Preferred Stock [Member] | O 2022 Q4 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | O 2023 Q1 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | O 2023 Q2 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | O 2023 Q3 Dividends [Member]
Dividends, Preferred Stock, Cash		$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)		$ 0.546875
Series D Preferred Stock [Member] | O 2023 Q4 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.546875
Series D Preferred Stock [Member] | O 2024 Q1 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.546875
Series D Preferred Stock [Member] | O 2024 Q2 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.546875
Series D Preferred Stock [Member] | O 2024 Q3 Dividends [Member]
Dividends, Preferred Stock, Cash				$ 2,180
Preferred Stock, Dividends, Per Share, Cash Paid (in dollars per share)				$ 0.546875
Series D Preferred Stock [Member] | Preferred Stock [Member]
Stock Issued During Period, Shares, New Issues (in shares)				0	0	0
Treasury Stock, Shares, Acquired (in shares)					0	0
Treasury Stock, Value, Acquired, Cost Method					$ 0	$ 0
Dividends, Preferred Stock, Cash				$ 0	$ 0	$ 0